4. Property and Equipment: Property, Plant and Equipment (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012
Details
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Computer Equipment	$ 711,123
Machinery and Equipment, Gross	46,731
Furniture and Fixtures, Gross	127,670
Property, Plant and Equipment, Other, Accumulated Depreciation	(702,094)
Property and equipment, net	$ 183,430	$ 228,499